Non-cash Activity Excluded from Consolidated Statement of Cash Flows (Detail) $ in Thousands	Aug. 15, 2013 USD ($)
Other Significant Noncash Transactions [Line Items]
Cash and cash equivalents-beginning	$ 16,646
Issuance of common stock	160,750
Issuance of long-term debt, net	465,561
Settlement of Predecessor debt	(369,047)
Settlement of Predecessor equity and option holders	(244,240)
Settlement of transaction and other fees	(19,031)
Cash and cash equivalents-ending	16,646
Predecessor
Other Significant Noncash Transactions [Line Items]
Cash and cash equivalents-beginning	$ 22,653